Revenue Recognition - Schedule of Changes in Our Contract Assets (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Our Contract Assets [Abstract]
Balance	$ 168	$ 101	$ 111	$ 346	$ 117
Balance	141	168	101	111	346
Add: Revenue recognized but not yet billed	1,114	1,166	454	2,420	3,643
Less: Billed and transferred to receivables	$ (1,142)	$ (1,098)	$ (464)	$ (2,655)	$ (3,414)